Quarterly Information - Quarterly information (unaudited) (Details) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Apr. 30, 2015	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2013	Oct. 31, 2012	Apr. 30, 2015	Apr. 30, 2014	Jul. 31, 2014	Jul. 31, 2013	Jul. 31, 2012
Revenues, net														$ 28,651
Operating Loss	$ (851,601)		$ (1,242,849)							$ (2,595,217)	$ (3,696,761)	$ (4,399,679)	$ (6,129,359)	(10,024,048)
Net Income/(Loss)										(1,858,450)	(2,385,273)	(1,417)	(8,554,322)	(9,490,278)
Net Loss available to common stockholders	$ (1,396,157)		(1,149,127)							$ (1,858,450)	$ (4,213,602)	$ (2,059,746)	$ (10,276,796)	$ (9,867,024)
Q1
Revenues, net					$ 0				$ 0
Operating Loss					(1,443,051)				(1,940,031)
Net Income/(Loss)					530,094				(656,199)
Net Loss available to common stockholders					$ 530,094				$ (758,496)
Net Loss per share					$ 0.001				$ 0.002
Q2
Revenues, net				$ 0				$ 0
Operating Loss				(1,010,861)				(1,290,780)
Net Income/(Loss)				(3,186,290)				(5,640,985)
Net Loss available to common stockholders				$ (3,594,569)				$ (5,640,985)
Net Loss per share				$ (.010)				$ (0.015)
Q3
Revenues, net			0				$ 0
Operating Loss			(1,242,849)				(1,433,640)
Net Income/(Loss)			270,923				1,297,448
Net Loss available to common stockholders			$ (1,149,127)				$ 1,297,448
Net Loss per share			$ (.002)				$ 0.003
Q4
Revenues, net		$ 0				$ 0
Operating Loss		(702,918)				(1,464,908)
Net Income/(Loss)		2,383,856				(3,554,586)
Net Loss available to common stockholders		$ 2,153,856				$ (5,174,763)
Net Loss per share		$ 0.004				$ (.007)